Long-term debt - Details of long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 1,276	$ 1,452
Lease liabilities	249	298
Long-term debt	1,525	1,750
Current	116	122
Non-current	1,409	1,628
Credit facility
Details of long-term debt
Gross borrowings	1,284	1,463
Deferred debt transaction costs	$ (8)	$ (11)